Capital Matters (Tables)	12 Months Ended
Sep. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Bank's Tier 1 (leverage) and risk-based capital ratios

The Bank’s Tier 1 (leverage) and risk-based capital ratios at September 30, 2016 and 2015, respectively, are presented below:

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of September 30, 2016
Total capital (to risk weighted assets)	$72,345,000	14.1%	$41,189,000	> =	8.0%	$51,487,000	> =	10.0%
Tier 1 capital (to risk weighted assets)	66,278,000	12.9%	30,892,000	> =	6.0%	41,189,000	> =	8.0%
Common equity tier 1 capital (to risk weighted assets)	66,278,000	12.9%	23,169,000	> =	4.5%	33,466,000	> =	6.5%
Tier 1 leverage ratio (to adjusted total assets)	66,278,000	9.3%	28,428,000	> =	4.0%	35,535,000	> =	5.0%
As of September 30, 2015 (As Restated)
Total capital (to risk weighted assets)	$65,848,000	16.8%	$31,443,000	> =	8.0%	$39,304,000	> =	10.0%
Tier 1 capital (to risk weighted assets)	60,915,000	15.5%	23,583,000	> =	6.0%	31,443,000	> =	8.0%
Common equity tier 1 capital (to risk weighted assets)	60,915,000	15.5%	17,687,000	> =	4.5%	25,548,000	> =	6.5%
Tier 1 leverage ratio (to adjusted total assets)	60,915,000	10.6%	23,031,000	> =	4.0%	28,788,000	> =	5.0%

The Company’s Tier 1 (leverage) and risk-based capital ratios at September 30, 2016 and 2015, respectively, are presented below:

	Actual		For Capital Adequacy Purposes			To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of September 30, 2016
Total capital (to risk weighted assets)	$64,811,000	12.6%	$41,189,000	> =	8.0%	$51,487,000	> =	10.0%
Tier 1 capital (to risk weighted assets)	58,743,000	11.4%	30,892,000	> =	6.0%	41,189,000	> =	8.0%
Common equity tier 1 capital (to risk weighted assets)	58,743,000	11.4%	23,169,000	> =	4.5%	33,466,000	> =	6.5%
Tier 1 leverage ratio (to adjusted total assets)	58,743,000	8.3%	28,428,000	> =	4.0%	35,535,000	> =	5.0%
As of September 30, 2015 (As Restated)
Total capital (to risk weighted assets)	$66,524,000	16.9%	$31,443,000	> =	8.0%	$39,304,000	> =	10.0%
Tier 1 capital (to risk weighted assets)	61,591,000	15.7%	23,583,000	> =	6.0%	31,443,000	> =	8.0%
Common equity tier 1 capital (to risk weighted assets)	61,591,000	15.7%	17,687,000	> =	4.5%	25,548,000	> =	6.5%
Tier 1 leverage ratio (to adjusted total assets)	61,591,000	10.7%	23,031,000	> =	4.0%	28,788,000	> =	5.0%